CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) - USD ($)	Class A Common Stock Common Stock	Class A Common Stock Subject to Redemption Common Stock	Class A Common Stock Subject to Redemption	Class B Common Stock Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Oct. 01, 2020	$ 0			$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Oct. 01, 2020	0			0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary share to Sponsor				$ 6,038	18,962	0	25,000
Issuance of Class B ordinary shares to Sponsor (in shares)				6,037,500
Net income (loss)					0	(4,891)	(4,891)
Balance at the end at Dec. 31, 2020				$ 6,038	18,962	(4,891)	20,109
Balance at the end (in shares) at Dec. 31, 2020	0			6,037,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Subsequent measurement of Class A ordinary shares to redemption amount (in shares)			0
Sale of 675,000 Private Placement Units, net of initial fair value of Private Placement Warrants and offering costs	$ (675)				(6,435,891)	0	(6,436,566)
Sale of 675,000 Private Placement Units, net of initial fair value of Private Placement Warrants and offering costs (in shares)	(675,000)
Subsequent measurement of Class A ordinary shares to redemption amount					(6,454,853)	(18,761,305)	(25,216,158)
Net income (loss)					0	3,311,639	3,311,639
Balance at the end at Dec. 31, 2021	$ 675			$ 6,038	$ 0	$ (15,454,557)	$ (15,447,844)
Balance at the end (in shares) at Dec. 31, 2021	675,000			6,037,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Subsequent measurement of Class A ordinary shares to redemption amount (in shares)		(24,150,000)	(24,150,000)